SCHEDULE OF INVESTMENTS

Delaware Ivy Apollo Multi-Asset Income Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.4%
Deutsche Telekom AG, Registered Shares(A)	158	$3,337
Frontier Communications Corp.(B)	52	1,385
Vantage Towers AG(A)(B)	5	156
		4,878

Total Communication Services - 1.4%		4,878
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)	— *	26

Apparel, Accessories & Luxury Goods – 0.5%
V.F. Corp.	21	1,682

Casinos & Gaming – 1.0%
New Cotai Participation Corp., Class B(B)(C)(D)	318	1,009
Sands China Ltd.(A)	405	1,706
Studio City International Holdings Ltd. ADR(B)	35	409
Studio City International Holdings Ltd. ADR(B)(D)	15	168
		3,292
Education Services – 0.1%
Laureate Education, Inc., Class A(B)	11	155

Total Consumer Discretionary - 1.6%		5,155
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)(D)	1	—

Food Distributors – 0.5%
Sysco Corp.	23	1,781

Household Products – 1.0%
Procter & Gamble Co. (The)	25	3,320

Personal Products – 1.0%
Unilever plc(A)	57	3,314

Tobacco – 1.2%
Philip Morris International, Inc.	38	3,767

Total Consumer Staples - 3.7%		12,182
Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy L.P.(B)(C)(D)	31	524
Westmoreland Coal Co.(A)(B)	7	22
		546
Integrated Oil & Gas – 0.9%
TotalEnergies SE(A)(E)	67	3,009

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc(A)(B)(C)	8	622

Oil & Gas Equipment & Services – 0.0%
McDermott International, Inc.(B)	102	50

Oil & Gas Exploration & Production – 1.7%
ConocoPhillips	52	3,157
EP Energy Corp.(A)(B)(D)	4	349
Lundin Energy AB(A)(E)	49	1,749
		5,255

Total Energy - 3.0%		9,482
Financials

Asset Management & Custody Banks – 0.5%
3i Group plc(A)	100	1,620

Diversified Banks – 3.9%
Bank of America Corp.	115	4,748
Bank of Montreal(A)	29	2,947
DBS Group Holdings Ltd.(A)	117	2,593
PT Bank Mandiri (Persero) Tbk(A)	5,771	2,348
		12,636
Investment Banking & Brokerage – 0.9%
Morgan Stanley	33	3,008

Multi-Line Insurance – 1.7%
Axa S.A.(A)	135	3,435
Zurich Financial Services, Registered Shares(A)	5	1,946
		5,381
Other Diversified Financial Services – 1.7%
Citigroup, Inc.	34	2,378
ORIX Corp.(A)	178	3,005
		5,383
Property & Casualty Insurance – 0.5%
Tokio Marine Holdings, Inc.(A)	38	1,765

Reinsurance – 0.6%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares(A)	7	1,788

Specialized Finance – 0.1%
Landcadia Holdings III, Inc., Class A(B)(E)	14	168

Total Financials - 9.9%		31,749
Health Care

Biotechnology – 0.8%
Amgen, Inc.	10	2,482

Health Care Services – 1.1%
CVS Caremark Corp.	43	3,567

Pharmaceuticals – 3.3%
AstraZeneca plc(A)	43	5,164
Roche Holdings AG, Genusscheine(A)	8	3,137
Sanofi-Aventis(A)	22	2,318
		10,619

Total Health Care - 5.2%		16,668

Industrials

Aerospace & Defense – 1.1%
Raytheon Technologies Corp.	41	3,522

Electrical Components & Equipment – 2.3%
Eaton Corp.	22	3,289
Schneider Electric S.A.(A)	26	4,079
		7,368
Industrial Conglomerates – 1.0%
Siemens AG(A)	21	3,309

Trading Companies & Distributors – 0.6%
ITOCHU Corp.(A)	68	1,970

Total Industrials - 5.0%		16,169
Information Technology

Communications Equipment – 1.0%
Cisco Systems, Inc.	64	3,404

Semiconductors – 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	295	6,300

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co. Ltd.(A)	76	5,469

Total Information Technology - 4.7%		15,173
Materials

Construction Materials – 0.6%
CRH plc(A)	36	1,808

Diversified Chemicals – 0.5%
Eastman Chemical Co.	14	1,619

Diversified Metals & Mining – 0.6%
Anglo American plc(A)	44	1,732

Total Materials - 1.7%		5,159
Real Estate

Diversified Real Estate Activities – 0.6%
Heiwa Real Estate Co. Ltd.(A)	5	188
Mitsubishi Estate Co. Ltd.(A)	37	605
Mitsui Fudosan Co. Ltd.(A)	27	621
New World Development Co. Ltd.(A)	63	329
Nomura Real Estate Holdings, Inc.(A)	4	112
Tokyu Fudosan Holdings Corp.(A)	25	153
		2,008
Diversified REITs – 0.5%
Cominar Real Estate Investment Trust(A)	5	45
Gecina(A)	4	568
H&R Real Estate Investment Trust(A)	6	77
Merlin Properties Socimi S.A.(A)	45	466
Star Asia Investment Corp.(A)	— *	129
VEREIT, Inc.	8	354
XYMAX REIT Investment Corp.(A)	— *	63

		1,702

Health Care REITs – 0.6%
Aedifica S.A.(A)	2	205
Assura plc(A)	164	168
Healthcare Trust of America, Inc., Class A	15	408
National Health Investors, Inc.	3	169
Sabra Health Care REIT, Inc.	16	286
Ventas, Inc.	7	425
Welltower, Inc.	3	284
		1,945
Hotel & Resort REITs – 0.5%
Host Hotels & Resorts, Inc.(B)	51	866
Japan Hotel REIT Investment Corp.(A)	—*	215
MGM Growth Properties LLC, Class A	15	545
		1,626
Industrial REITs – 1.1%
ARA LOGOS Logistics Trust(A)	140	87
Duke Realty Corp.	9	423
First Industrial Realty Trust, Inc.	13	704
GLP J-REIT(A)	—*	169
ITOCHU Advance Logistics Investment Corp.(A)	—*	192
Mapletree Investments Pte Ltd.(A)	54	113
Mitsui Fudosan Logistics Park, Inc.(A)	—*	43
ProLogis, Inc.	9	1,038
Rexford Industrial Realty, Inc.	4	237
SEGRO plc(A)	34	508
		3,514

Office REITs – 0.8%
alstria office AG(A)	4	77
Columbia Property Trust, Inc.	11	185
Corporate Office Properties Trust	14	386
Cousins Properties, Inc.(A)	9	314
Derwent London plc(A)	6	280
Fonciere des Regions S.A.(A)	1	78
Global One Corp.(A)	—*	69
Hibernia REIT plc(A)	48	70
Ichigo Office REIT Investment Corp.(A)	—*	262
Japan Real Estate Investment Corp.(A)	—*	154
NSI N.V.(A)	9	360
ORIX JREIT, Inc.(A)	—*	308
		2,543
Real Estate Development – 0.2%
China Resources Land Ltd.(A)	56	228
Kerry Properties Ltd.(A)	107	353
		581
Real Estate Operating Companies – 1.0%
Adler Group S.A.(A)	7	175
Ascendas India Trust(A)	109	113
Grainger plc(A)	82	321
Keihanshin Building Co. Ltd.(A)	3	42
Shurgard Self Storage Europe S.a.r.l.(A)	2	98
Swire Properties Ltd.(A)	92	274
TOC Ltd.(A)	9	56
Tricon Capital Group, Inc.(A)	40	457
Vonovia SE(A)	21	1,338
Wharf (Holdings) Ltd. (The)(A)	96	561
		3,435

Residential REITs – 1.5%
American Campus Communities, Inc.	6	295
Apartment Investment and Management Co., Class A	9	449
AvalonBay Communities, Inc.	5	941
Boardwalk(A)	4	127
Camden Property Trust	5	680
Equity Lifestyle Properties, Inc.	9	697
Invitation Homes, Inc.	29	1,077
Irish Residential Properties REIT plc(A)	96	173
Starts Proceed Investment Corp.(A)	—*	87
Unite Group plc (The)(A)	14	210
		4,736
Retail REITs – 1.4%
Agree Realty Corp.	7	504
CapitaLand China Trust(A)	135	137
CapitaLand Integrated Commercial Trust(A)	307	477
First Capital REIT(A)	21	302
Frasers Centrepoint Trust(A)	33	59
Japan Metropolitan Fund Investment Corp.(A)	—*	173
Link (The)(A)	30	295
National Retail Properties, Inc.	6	259
Realty Income Corp.	5	327
Retail Opportunity Investments Corp.	20	345
Retail Properties of America, Inc.	36	407
Simon Property Group, Inc.	3	379
Urban Edge Properties	17	318
Vicinity Centres(A)	548	635
		4,617
Specialized REITs – 1.4%
CBS Outdoor Americas, Inc.(B)	19	459
CubeSmart	7	312
Digital Realty Trust, Inc.	6	834
Equinix, Inc.	1	696
National Storage REIT(A)	113	167
Public Storage, Inc.	3	830
Safestore Holdings plc(A)	10	132
SBA Communications Corp.	2	594
VICI Properties, Inc.	15	453
		4,477

Total Real Estate - 9.6%		31,184
Utilities

Electric Utilities – 1.7%
ENEL S.p.A.(A)	371	3,441
Exelon Corp.	43	1,925
		5,366
Multi-Utilities – 1.9%
E.ON AG(A)	147	1,699
Public Service Enterprise Group, Inc.	30	1,788
RWE Aktiengesellschaft(A)	71	2,558
		6,045

Total Utilities - 3.6%		11,411
TOTAL COMMON STOCKS - 49.4%		$159,210
(Cost: $121,360)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	—*	10

Automobile Manufacturers – 1.0%
Volkswagen AG, 2.260%(A)	13	3,186

Total Consumer Discretionary - 1.0%		3,196
Energy

Oil & Gas Exploration & Production – 0.4%
Targa Resources Corp., 9.500%(B)(D)	1	1,367

Total Energy - 0.4%		1,367

TOTAL PREFERRED STOCKS – 1.4%		$4,563
(Cost: $3,587)

Specialized REITs – 0.0%
National Storage REIT	18	—*

TOTAL RIGHTS – 0.0%		$ —*
(Cost: $1)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(F)	1	9
TOTAL WARRANTS – 0.0%		$9
(Cost: $102)

ASSET-BACKED SECURITIES	Principal
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D (3-Month U.S. LIBOR plus 260 bps), 2.819%, 1-28-31 (G)(H)	$500	489
Anchorage Capital CLO Ltd., Series 2020-15A, Class D (3-Month U.S. LIBOR plus 460 bps), 4.824%, 7-20-31 (G)(H)	500	499
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps), 5.084%, 10-22-29 (G)(H)	250	249
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps), 6.623%, 7-23-31 (G)(H)	750	713
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps), 2.850%, 1-20-32 (H)(I)	EUR385	440

Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 3.676%, 10-25-30 (G)(H)	$1,000	986
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps), 3.594%, 11-13-31 (G)(H)	1,200	1,163
Rockford Tower CLO Ltd., Series 2019-1A, Class DR (3-Month U.S. LIBOR plus 310 bps), 3.282%, 4-20-34 (G)(H)	500	499
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps), 4.088%, 10-20-30 (G)(H)	750	710
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps), 4.438%, 1-20-29 (G)(H)	400	402

TOTAL ASSET-BACKED SECURITIES - 1.9%		$6,150
(Cost: $6,222)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 0.3%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(G)	782	826

Alternative Carriers – 0.1%
Front Range BidCo, Inc., 4.000%, 3-1-27(G)	181	180
Zayo Group Holdings, Inc., 6.125%, 3-1-28(G)	39	40
		220
Broadcasting – 0.4%
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(G)	822	845
7.750%, 4-15-28(G)	225	236
Globo Comunicacoes e Participacoes S.A., 4.875%, 1-22-30(G)	200	207
Univision Communications, Inc., 4.500%, 5-1-29(G)	138	140
		1,428
Cable & Satellite – 2.0%
Altice France Holding S.A., 6.000%, 2-15-28(G)	1,081	1,078

Altice France S.A., 5.125%, 7-15-29(G)	254	256
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.375%, 6-1-29(G)	19	21
4.500%, 8-15-30(G)	451	470
4.250%, 2-1-31(G)	62	63
4.500%, 5-1-32	80	83
CSC Holdings LLC:
5.375%, 2-1-28(G)	399	423
5.750%, 1-15-30(G)	202	210
4.125%, 12-1-30(G)	100	100
5.000%, 11-15-31(G)	254	255
DISH DBS Corp.:
7.750%, 7-1-26	498	565
7.375%, 7-1-28	96	103
Intelsat Jackson Holdings S.A., 9.500%, 9-30-22(G)(J)	184	216
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(G)	200	207
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(G)(K)	872	839
Ligado Networks LLC (17.500% Cash or 17.500% PIK), 17.500%, 5-1-24(G)(K)	62	46
Telesat Canada and Telesat LLC, 5.625%, 12-6-26(G)	678	681
Videotron Ltd., 3.625%, 6-15-29(G)	95	97
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(G)	346	346
Ziggo B.V., 2.875%, 1-15-30(G)(I)	EUR170	202
Ziggo Secured Finance B.V., 4.875%, 1-15-30(G)	$17	18
		6,279
Integrated Telecommunication Services – 1.9%
Cablevision Lightpath LLC, 5.625%, 9-15-28(G)	200	204
Colombia Telecomunicaciones S.A. E.S.P., 4.950%, 7-17-30(G)	200	208
Consolidated Communications, Inc.:
5.000%, 10-1-28(G)	122	124
6.500%, 10-1-28(G)	290	312
Frontier Communications Corp.:
5.875%, 10-15-27(G)	793	851
5.000%, 5-1-28(G)	312	323
6.750%, 5-1-29(G)	174	185
5.875%, 11-1-29	234	239
Level 3 Financing, Inc., 3.625%, 1-15-29(G)	100	97
Northwest Fiber LLC, 10.750%, 6-1-28(G)	168	190
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc., 6.000%, 2-15-28(G)	187	188
West Corp., 8.500%, 10-15-25(G)	2,163	2,117
Windstream Escrow LLC, 7.750%, 8-15-28(G)	1,009	1,041
		6,079

Interactive Home Entertainment – 0.0%
Playtika Holding Corp., 4.250%, 3-15-29(G)	64	64

Interactive Media & Services – 0.1%
Cars.com, Inc., 6.375%, 11-1-28(G)	270	288

Publishing – 0.2%
MDC Partners, Inc., 7.500%, 5-1-24(G)(L)	478	485
News Corp., 3.875%, 5-15-29(G)	109	110
		595
Wireless Telecommunication Service – 1.4%
Digicel Group Ltd., 8.750%, 5-25-24(G)	195	204
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(G)(K)	198	167
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(G)(K)	92	72
Digicel International Finance Ltd.:
8.750%, 5-25-24(G)	1,251	1,307
8.000%, 12-31-26(G)	182	179
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(G)(K)	107	108
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(K)	1,007	973
Digicel Ltd., 6.750%, 3-1-23(G)	1,200	1,148
Matterhorn Telecom S.A., 3.125%, 9-15-26(I)	EUR69	82
Millicom International Cellular S.A., 4.500%, 4-27-31(G)	$200	207
		4,447
Total Communication Services - 6.4%		20,226
Consumer Discretionary

Automotive Retail – 0.6%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	345	355
4.750%, 3-1-30	346	362
Carvana Co., 5.500%, 4-15-27(G)	130	135
Ken Garff Automotive LLC, 4.875%, 9-15-28(G)	94	96
Lithia Motors, Inc.:
3.875%, 6-1-29(G)	219	227
4.375%, 1-15-31(G)	346	371
Sonic Automotive, Inc., 6.125%, 3-15-27	185	194
Turkiye Sise ve Cam Fabrikalari A.S., 6.950%, 3-14-26(G)	200	223
		1,963
Casinos & Gaming – 0.1%
Boyd Gaming Corp., 4.750%, 12-1-27	108	112
Churchill Downs, Inc., 5.500%, 4-1-27(G)	126	132
Everi Holdings, Inc., 5.000%, 7-15-29(G)	172	172
Midwest Gaming Borrower LLC, 4.875%, 5-1-29(G)	51	51
		467
Department Stores – 0.2%
Nordstrom, Inc.:

4.375%, 4-1-30(E)	260	271
5.000%, 1-15-44	506	505
		776
Education Services – 0.3%
Adtalem Global Education, Inc., 5.500%, 3-1-28(G)	1,051	1,070

Home Furnishings – 0.1%
Tempur Sealy International, Inc., 4.000%, 4-15-29(G)	220	223

Home Improvement Retail – 0.0%
GYP Holdings III Corp., 4.625%, 5-1-29(G)	101	102

Homebuilding – 0.2%
Forestar Group, Inc., 3.850%, 5-15-26(G)	58	59
K. Hovnanian Enterprises, Inc., 10.500%, 2-15-26(E)(G)	500	542
		601
Homefurnishing Retail – 0.0%
Ambience Merger Sub, Inc.:
4.875%, 7-15-28(G)	51	51
7.125%, 7-15-29(G)	89	90
		141
Hotels, Resorts & Cruise Lines – 0.6%
Boyne USA, Inc., 4.750%, 5-15-29(G)	85	88
Carnival Corp.:
10.500%, 2-1-26(G)	44	51
7.625%, 3-1-26(G)	91	99
9.875%, 8-1-27(G)	190	222
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.):
6.125%, 9-15-25(G)	326	348
4.500%, 6-15-29(G)	73	74
NCL Corp. Ltd.:
12.250%, 5-15-24(G)	349	422
10.250%, 2-1-26(G)	232	270
5.875%, 3-15-26(G)	90	95
POWDR Corp., 6.000%, 8-1-25(G)	96	101
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(G)	339	355
		2,125
Internet & Direct Marketing Retail – 0.5%
Arches Buyer, Inc.:
4.250%, 6-1-28(G)	543	538
6.125%, 12-1-28(G)	409	422
B2W Digital Lux S.a.r.l., 4.375%, 12-20-30(G)	400	401
Prosus N.V., 2.031%, 8-3-32(G)(I)	EUR200	244
		1,605
Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	$281	290
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(G)	53	55
Live Nation Entertainment, Inc., 4.750%, 10-15-27(G)	342	355
		700

Leisure Products – 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6-1-29(G)	705	704

Specialized Consumer Services – 0.5%
Klesia Prevoyance, 5.375%, 12-8-26(I)	EUR200	265
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(G)	$283	299
5.875%, 10-1-30(G)	236	258
Service Corp. International:
5.125%, 6-1-29	341	370
4.000%, 5-15-31	143	146
StoneMor, Inc., 8.500%, 5-15-29(G)	538	545
		1,883
Specialty Stores – 2.1%
Academy Ltd., 6.000%, 11-15-27(G)	457	490
Bed Bath & Beyond, Inc., 5.165%, 8-1-44	176	164
Guitar Center Escrow Issuer II, Inc., 8.500%, 1-15-26(E)(G)	22	24
Magic MergerCo, Inc.:
5.250%, 5-1-28(G)	298	306
7.875%, 5-1-29(G)	722	745
Party City Holdings, Inc., 8.750%, 2-15-26(G)	646	690
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(G)(K)	36	36
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(G)(H)	65	62
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(G)	441	459
7.750%, 2-15-29(G)	185	204
Staples, Inc.:
7.500%, 4-15-26(G)	2,184	2,265
10.750%, 4-15-27(G)	1,117	1,139
		6,584
Total Consumer Discretionary - 5.6%		18,944
Consumer Staples

Food Distributors – 0.1%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.), 3.950%, 1-29-31(G)	200	193

Packaged Foods & Meats – 0.4%
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(G)	80	88
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(G)	57	64
5.500%, 1-15-30(G)	95	106
Pilgrim’s Pride Corp., 4.250%, 4-15-31(G)	508	527
Post Holdings, Inc., 4.500%, 9-15-31(G)	177	177
Simmons Foods, Inc., 4.625%, 3-1-29(G)	176	178
		1,140

Personal Products – 0.1%
Douglas GmbH, 6.000%, 4-8-26(G)(I)	EUR243	288

Total Consumer Staples - 0.6%		1,621
Energy

Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V., 5.625%, 8-10-37	$200	217

Integrated Oil & Gas – 0.0%
Ecopetrol S.A., 6.875%, 4-29-30	41	49

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc: 9.875%, 12-1-25	415	458
Offshore Drilling Holding S.A., 8.375%, 9-20-20(G)(J)(L)	1,400	140
		598
Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(G)	311	159

Oil & Gas Exploration & Production – 0.8%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(G)	214	225
8.250%, 12-31-28(G)	18	20
5.875%, 6-30-29(G)	84	84
California Resources Corp., 7.125%, 2-1-26(G)	51	54
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(G)	176	186
5.875%, 2-1-29(G)	132	143
Colgate Energy Partners III LLC, 5.875%, 7-1-29(G)	67	70
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(G)	85	89
Laredo Petroleum, Inc.:
9.500%, 1-15-25	660	696
10.125%, 1-15-28(E)	440	485
Moss Creek Resources Holdings, Inc., 7.500%, 1-15-26(G)	442	412
Murphy Oil Corp., 6.375%, 7-15-28	70	74
Range Resources Corp., 8.250%, 1-15-29(G)	18	20
Vine Energy Holdings LLC, 6.750%, 4-15-29	341	359
		2,917
Oil & Gas Refining & Marketing – 0.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24(E)	163	161
9.000%, 4-1-25(G)	35	38
Comstock Resources, Inc.:
6.750%, 3-1-29(G)	346	369
5.875%, 1-15-30(G)	202	206
CVR Energy, Inc., 5.250%, 2-15-25(G)	175	175
EG Global Finance plc:
4.375%, 2-7-25(G)(I)	EUR169	198
6.250%, 10-30-25(G)(I)	107	131
Ferrellgas Escrow LLC and FG Operating Finance Escrow Corp.:
5.375%, 4-1-26(G)	$122	121
5.875%, 4-1-29(G)	36	36

PBF Holding Co. LLC, 9.250%, 5-15-25(G)	614	619
		2,054
Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	88	90
6.000%, 2-1-29(G)	36	38
Energy Transfer Operating L.P., 6.500%, 11-15-69	216	221
		349
Total Energy - 1.9%		6,343
Financials

Diversified Banks – 0.4%
Banco do Brasil S.A., Grand Cayman Branch, 5.250%, 5-7-69(G)	200	210
BBVA Bancomer S.A.: 5.875%, 9-13-34(G)	400	438
BBVA Peru, 5.250%, 9-22-29	112	117
First Abu Dhabi Bank PJSC, 4.500%, 4-5-69	200	214
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1-31-28(G)	134	142
4.750%, 1-15-30(G)	54	56
		1,177
Financial Exchanges & Data – 0.0%
MSCI, Inc., 4.000%, 11-15-29(G)	90	95

Insurance Brokers – 0.9%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(G)	870	957
NFP Corp., 6.875%, 8-15-28(G)	1,896	2,002
		2,959
Investment Banking & Brokerage – 0.2%
INTL FCStone, Inc., 8.625%, 6-15-25(G)	499	535
LPL Holdings, Inc., 4.000%, 3-15-29(G)	109	110
		645
Life & Health Insurance – 0.0%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc., 4.250%, 10-15-27(G)	170	173

Multi-Line Insurance – 0.1%
Humanis Prevoyance, 5.750%, 10-22-25(I)	EUR300	406

Property & Casualty Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(G)(K)	$456	484

Specialized Finance – 1.1%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(G)	986	1,038
Bellis Acquisition Co. plc, 3.250%, 2-16-26(G)(I)	GBP100	139
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(G)	$700	729
Galaxy Bidco Ltd., 6.500%, 7-31-26(I)	GBP100	146
JSM Global S.a.r.l., 4.750%, 10-20-30(G)	$200	208

NBK Tier 1 Financing (2) Ltd., 4.500%, 5-27-68(G)	300	314
NBK Tier 1 Financing Ltd., 3.625%, 8-24-69(G)	200	201
Real Hero Merger Sub 2, Inc., 6.250%, 2-1-29(G)	122	127
Rede D’Or Finance S.a.r.l., 4.500%, 1-22-30(G)	400	411
Techem Verwaltungsgesellschaft 674 mbH, 2.000%, 7-15-25(I)	EUR150	177
VMED O2 UK Financing I plc:
3.250%, 1-31-31(G)(I)	200	239
4.250%, 1-31-31(G)	$42	41
		3,770
Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(G)	786	799

Total Financials - 3.1%		10,508
Health Care

Health Care Equipment – 0.0%
Teleflex, Inc., 4.250%, 6-1-28(G)	62	65

Health Care Facilities – 0.2%
Encompass Health Corp.:
4.750%, 2-1-30	57	61
4.625%, 4-1-31	173	185
Providence Service Corp. (The), 5.875%, 11-15-25(G)	275	295
		541

Health Care Services – 0.1%
Heartland Dental LLC, 8.500%, 5-1-26(G)	347	363
IQVIA, Inc., 5.000%, 5-15-27(G)	55	58
		421

Life Sciences Tools & Services – 0.0%
Charles River Laboratories International, Inc., 4.250%, 5-1-28(G)	69	71

Pharmaceuticals – 0.4%
Jazz Securities DAC, 4.375%, 1-15-29(G)	90	94
Nidda Healthcare Holding AG: 3.500%, 9-30-24(I)	EUR300	354
Organon Finance 1 LLC, 4.125%, 4-30-28(G)	$91	93
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(G)	417	439
Par Pharmaceutical, Inc., 7.500%, 4-1-27(G)	454	465
Syneos Health, Inc., 3.625%, 1-15-29(G)	15	15
		1,460
Total Health Care - 0.7%		2,558
Industrials

Aerospace & Defense – 1.1%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	1,051	1,097
4.625%, 1-15-29(G)	177	178
Triumph Group, Inc., 8.875%, 6-1-24(G)	22	24
Wolverine Escrow LLC: 8.500%, 11-15-24(G)	956	929

9.000%, 11-15-26(G)	1,438	1,407
13.125%, 11-15-27(G)	128	109
		3,744
Airlines – 0.0%
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26(G)	88	95

Building Products – 0.3%
ABC Supply Co., Inc.:
4.000%, 1-15-28(G)	76	78
3.875%, 11-15-29(G)	62	62
CP Atlas Buyer, Inc., 7.000%, 12-1-28(G)	130	135
LBM Acquisition LLC, 6.250%, 1-15-29(G)	241	243
Park River Holdings, Inc., 5.625%, 2-1-29(G)	189	184
Standard Industries, Inc.:
2.250%, 11-21-26(G)(I)	EUR100	118
4.750%, 1-15-28(G)	$38	40
4.375%, 7-15-30(G)	40	42
3.375%, 1-15-31(G)	73	70
		972
Construction & Engineering – 0.0%
Arcosa, Inc., 4.375%, 4-15-29(G)	90	92

Diversified Support Services – 0.3%
Ahern Rentals, Inc., 7.375%, 5-15-23(E)(G)	665	603
Nesco Holdings II, Inc., 5.500%, 4-15-29(G)	519	542
		1,145
Electrical Components & Equipment – 0.0%
Sensata Technologies UK Financing Co. plc, 4.000%, 4-15-29(G)	41	42

Environmental & Facilities Services – 0.1%
GFL Environmental, Inc.:
3.750%, 8-1-25(G)	126	130
5.125%, 12-15-26(G)	78	83
3.500%, 9-1-28(G)	104	104
Madison IAQ LLC, 4.125%, 6-30-28(G)	110	111
		428
Heavy Electrical Equipment – 0.0%
BWX Technologies, Inc., 4.125%, 4-15-29(G)	75	77

Highways & Railtracks – 0.1%
ENA Master Trust, 4.000%, 5-19-48(G)	200	202

Industrial Machinery – 0.0%
Mueller Water Products, Inc., 4.000%, 6-15-29(G)	90	93

Marine Ports & Services – 0.2%
Adani International Container Terminal Ltd., 3.000%, 2-16-31(G)	200	193
DP World plc, 4.700%, 9-30-49	200	223
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.375%, 11-15-24(G)	200	212
		628
Railroads – 0.1%
Lima Metro Line 2 Finance Ltd., 5.875%, 7-5-34(G)	103	120

Rumo Luxembourg S.a.r.l., 5.250%, 1-10-28(G)	200	214
		334
Security & Alarm Services – 0.3%
Allied Universal Holdco LLC, 6.000%, 6-1-29(G)	281	285
Garda World Security Corp. (GTD by GW Intermediate Corp.), 4.625%, 2-15-27(G)	278	280
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(G)	330	352
		917
Trading Companies & Distributors – 0.0%
Beacon Roofing Supply, Inc., 4.500%, 11-15-26(G)	118	124

Total Industrials - 2.5%		8,893
Information Technology

Application Software – 0.4%
Gartner, Inc.:
4.500%, 7-1-28(G)	25	26
3.625%, 6-15-29(G)	73	74
J2 Global, Inc., 4.625%, 10-15-30(G)	111	115
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(G)	270	275
7.000%, 12-31-27(G)	669	671
Open Text Corp. and Open Text Holdings, Inc., 4.125%, 2-15-30(G)	33	34
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(G)	57	60
StoneCo. Ltd., 3.950%, 6-16-28(G)	200	200
		1,455
Electronic Equipment & Instruments – 0.1%
Paymentsense Ltd., 8.000%, 10-15-25(G)(I)	GBP100	151
Verisure Holding AB (3-Month EURIBOR plus 500 bps): 5.000%, 4-15-25(H)(I)	EUR300	364
		515
IT Consulting & Other Services – 0.2%
Booz Allen Hamilton, Inc.:
3.875%, 9-1-28(G)	$101	103
4.000%, 7-1-29(G)	61	63
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(G)	103	123
7.375%, 9-1-25(G)	42	45
Science Applications International Corp., 4.875%, 4-1-28(G)	315	332
		666
Semiconductors – 0.0%
Entegris, Inc., 4.375%, 4-15-28(G)	42	44
Qorvo, Inc., 3.375%, 4-1-31(G)	43	45
		89
Technology Hardware, Storage & Peripherals – 0.6%
Brightstar Escrow Corp., 9.750%, 10-15-25(G)	252	272
NCR Corp.:
5.750%, 9-1-27(G)	113	120
5.000%, 10-1-28(G)	318	329
5.125%, 4-15-29(G)	928	958
6.125%, 9-1-29(G)	144	157

5.250%, 10-1-30(G)	106	110
		1,946
Total Information Technology - 1.3%		4,671
Materials

Commodity Chemicals – 0.3%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(G)	440	457
Nova Chemicals Corp., 4.250%, 5-15-29(G)	169	171

NOVA Chemicals Corp., 5.250%, 6-1-27(G)	266	287
		915
Diversified Metals & Mining – 0.0%
Arconic Corp., 6.000%, 5-15-25(G)	95	101

Gold – 0.0%
AngloGold Ashanti Holdings plc, 6.500%, 4-15-40	120	150

Metal & Glass Containers – 0.2%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(G)(K)	320	337
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
5.250%, 4-30-25(G)	48	51
2.125%, 8-15-26(G)(I)	EUR150	178
4.125%, 8-15-26(G)	$69	71
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.500%, 1-15-23	24	25
Crown Americas LLC and Crown Americas Capital Corp. V, 4.250%, 9-30-26	119	128
		790

Paper Packaging – 0.0%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 3.500%, 3-15-28(G)	35	35

Paper Products – 0.0%
American Greetings Corp., 8.750%, 4-15-25(G)	119	124

Specialty Chemicals – 0.1%
INEOS Quattro Finance 2 plc, 2.500%, 1-15-26(G)(I)	EUR100	120
Valvoline, Inc., 4.250%, 2-15-30(G)	$32	33
		153
Total Materials - 0.6%		2,268
Real Estate

Hotel & Resort REITs – 0.1%
Hilton Domestic Operating Co., Inc.:
5.750%, 5-1-28(G)	122	132
3.750%, 5-1-29(G)	97	98
		230
Real Estate Development – 0.2%
Country Garden Holdings Co. Ltd., 4.800%, 8-6-30	200	209
Logan Group Co. Ltd., 5.750%, 1-14-25	200	208

Times China Holdings Ltd., 6.200%, 3-22-26	200	196
		613
Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 4.750%, 4-15-28(G)	43	43
VICI Properties L.P. and VICI Note Co., Inc., 4.125%, 8-15-30(G)	73	75
		118
Total Real Estate - 0.3%		961
Utilities

Electric Utilities – 0.2%
Adani Transmission Ltd., 4.250%, 5-21-36	187	191
Comision Federal de Electricidad, 3.348%, 2-9-31(G)	200	199
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.500%, 9-15-27(G)	50	54
Vistra Operations Co. LLC:
5.000%, 7-31-27(G)	117	120
4.375%, 5-1-29(G)	136	137
		701
Renewable Electricity – 0.1%
Clearway Energy Operating LLC, 4.750%, 3-15-28(G)	39	41
EnfraGen Energia Sur S.A.U., 5.375%, 12-30-30(G)	300	299
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
3.375%, 6-15-26(G)	73	74
3.750%, 9-15-30(G)	53	52
		466
Total Utilities - 0.3%		1,167

TOTAL CORPORATE DEBT SECURITIES – 23.3%		$78,160
(Cost: $76,611)

MORTGAGE-BACKED SECURITIES
Other Mortgage-Backed Securities – 1.6%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps), 6.184%, 10-15-27(G)(H)	700	684
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps), 4.173%, 4-15-35(G)(H)	600	567
Diameter Credit Funding II Ltd., Series 2019-2A, Class A, 3.940%, 1-25-38(G)	1,000	1,004
Diameter Credit Funding II Ltd., Series 2019-2A, Class B, 4.540%, 1-25-38(G)	500	502

Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps), 3.684%, 4-15-33(G)(H)	250	251
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps), 2.942%, 2-25-23(G)(H)	2,100	2,104
		5,112

TOTAL MORTGAGE-BACKED SECURITIES – 1.6%		$5,112
(Cost: $5,149)

OTHER GOVERNMENT SECURITIES(M)

Brazil - 0.1%
Federative Republic of Brazil, 3.875%, 6-12-30	200	202

Dominican Republic - 0.1%
Dominican Republic Government Bond, 4.875%, 9-23-32 (G)	200	207

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%		$409
(Cost: $411)

LOANS(H)
Communication Services

Advertising – 0.3%
Advantage Sales & Marketing, Inc.:
0.000%, 10-28-27(N)	101	102
6.000%, 10-28-27	2	2
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10-28-27	1,018	1,030
		1,134

Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.686%, 8-21-26	968	946

Cable & Satellite – 0.8%
Intelsat Jackson Holdings S.A., 8.625%, 1-2-24(J)	56	58
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps), 8.000%, 11-27-23(J)	1,520	1,544
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 450 bps), 8.750%, 1-2-24(J)	47	48
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps), 6.500%, 7-13-21	444	450
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps), 2.500%, 4-30-29(I)	EUR500	588
		2,688
Integrated Telecommunication Services – 0.9%
Consolidated Communications, Inc., 4.250%, 10-2-27	$179	179

eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps), 3.250%, 5-15-26(I)	EUR153	181
Frontier Communications Corp., 4.500%, 10-8-27	$249	250
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps), 2.250%, 4-30-29(I)	EUR250	294
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	$1,587	1,555
West Corp. (ICE LIBOR plus 400 bps), 5.000%, 10-10-24	182	179
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	179	180
		2,818
Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.430%, 5-27-24	427	411

Total Communication Services - 2.4%		7,997
Consumer Discretionary

Apparel Retail – 0.1%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps), 3.250%, 3-31-27(I)	EUR250	291

Apparel, Accessories & Luxury Goods – 0.1%
Tory Burch LLC (ICE LIBOR plus 350 bps), 4.000%, 4-16-28	$250	250

Auto Parts & Equipment – 0.1%
Truck Hero, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 2-24-28	249	250

Automotive Retail – 0.0%
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps), 7.500%, 12-22-25	72	70

Casinos & Gaming – 0.6%
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps), 4.604%, 7-20-25	248	249
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps), 5.365%, 11-9-21	800	799
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(K)	93	94
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps), 2.250%, 10-19-23	82	81
Tackle S.a.r.l., 0.000%, 5-18-28(N)	EUR500	594
		1,817
Distributors – 0.1%
SRS Distribution, Inc., 4.250%, 6-2-28	$250	250

Homefurnishing Retail – 0.3%
Ambience Merger Sub, Inc., 0.000%, 6-25-28(N)	337	338
Empire Today LLC, 5.750%, 3-24-28	250	251
Ensemble RCM LLC (ICE LIBOR plus 375 bps), 3.936%, 8-1-26	249	250
		839
Hotels, Resorts & Cruise Lines – 0.2%
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps), 5.115%, 8-9-21	150	150
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps), 6.250%, 6-8-25	195	196
		346
Internet & Direct Marketing Retail – 0.1%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 4.500%, 11-8-27	229	230
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28(C)	243	247
		477
Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.203%, 12-30-26	631	618
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(C)	135	136
		754
Leisure Products – 0.5%
MajorDrive Holdings IV LLC, 4.500%, 6-1-28	657	659
Polaris Newco LLC, 0.000%, 6-4-28(I)(N)	EUR500	593
Polaris Newco LLC (ICE LIBOR plus 400 bps), 4.500%, 6-4-28	$250	251
		1,503
Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 325 bps), 3.354%, 8-3-27	249	247
Asurion LLC (ICE LIBOR plus 525 bps), 5.354%, 2-3-28	250	252
		499
Specialty Stores – 1.0%
Bass Pro Group LLC (ICE LIBOR plus 425 bps), 5.000%, 3-5-28	82	82
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	981	981
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps), 5.000%, 4-15-28	340	342
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-12-28	905	907
Staples, Inc. (ICE LIBOR plus 500 bps), 5.176%, 4-12-26	912	892
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps), 8.000%, 12-21-28	68	69

Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-21-27	111	111
		3,384
Textiles – 0.2%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.343%, 6-15-25	684	686

Tires & Rubber – 0.1%
Mavis Tire Express Services TopCo L.P. (ICE LIBOR plus 375 bps), 4.750%, 4-30-28	250	251

Total Consumer Discretionary - 3.9%		11,667
Consumer Staples

Personal Products – 0.2%
Douglas GmbH, 0.000%, 4-8-26(I)(N)	EUR500	591

Total Consumer Staples - 0.2%		591
Energy

Coal & Consumable Fuels – 0.1%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	$261	261
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22(C)	50	49
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(C)(K)	573	123
		433
Oil & Gas Equipment & Services – 0.0%
McDermott Technology Americas, Inc. (10.925% Cash or 10.925% PIK), 1.093%, 6-30-25(K)	235	108

Oil & Gas Exploration & Production – 0.1%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	82	91

Oil & Gas Refining & Marketing – 0.1%
EG America LLC, 4.750%, 3-12-26	250	251

Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.140%, 3-1-26	893	705

Total Energy - 0.5%		1,588
Financials

Asset Management & Custody Banks – 0.2%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.845%, 7-20-26	779	785

Insurance Brokers – 0.3%
Navacord Corp.:
5.000%, 3-16-28(C)(I)	CAD127	103
0.000%, 3-16-29(C)(I)(N)	28	23
Navacord Corp. (1-Month CDOR plus 425 bps), 5.000%, 3-16-28(C)(I)	557	453

Navacord Corp. (1-Month CDOR plus 750 bps), 8.000%, 3-16-29(C)(I)	282	228
		807
Multi-Sector Holdings – 0.1%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps), 4.500%, 12-11-26(I)	EUR250	298

Other Diversified Financial Services – 0.2%
AqGen Ascensus, Inc. (ICE LIBOR plus 400 bps), 5.000%, 12-3-26	$644	645

Property & Casualty Insurance – 0.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	1,003	1,003

Specialized Finance – 0.5%
Endo Luxembourg Finance Co. I S.a.r.l., 5.750%, 3-25-28	249	243
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	886	755
Lealand Finance Co. B.V., 0.000%, 6-30-24(C)(N)	4	2
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.113%, 6-30-24(C)	12	8
MAR Bidco S.a.r.l., 0.000%, 4-21-28(N)	250	251
Sunshine Luxembourg VII S.a.r.l., 4.500%, 10-2-26	250	251
		1,510
Total Financials - 1.6%		5,048
Health Care

Biotechnology – 0.2%
Chrome Bidco SASU, 0.000%, 5-24-28(N)	EUR500	593

Health Care Facilities – 0.0%
Surgery Center Holdings, Inc., 4.500%, 8-31-26	$152	153

Health Care Services – 1.1%
Bio Lam LCD SELAS (3-Month EURIBOR plus 350 bps), 3.500%, 2-9-28(I)	EUR250	295
CCRR Parent, Inc. (ICE LIBOR plus 425 bps), 5.000%, 3-5-28	$249	251
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	951	941
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
4.507%, 3-9-25(C)	163	162
4.507%, 3-17-25(C)	42	42
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.125%, 7-26-26	1,238	1,245
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps), 3.000%, 7-9-26	EUR250	295

Women’s Care Holdings, Inc. (ICE LIBOR plus 450 bps), 5.250%, 1-15-28	$250	251
		3,482
Health Care Technology – 0.1%
Verscend Holding Corp., 4.113%, 8-27-25	250	251

Pharmaceuticals – 0.2%
Jazz Financing Lux S.a.r.l., 4.000%, 4-22-28	250	251
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps), 3.500%, 8-21-26(I)	EUR250	294
		545
Total Health Care - 1.6%		5,024
Industrials

Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 400 bps), 4.203%, 10-31-26	$195	196
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 9-8-23(C)	320	283
		479
Airlines – 0.2%
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps), 6.250%, 6-20-27	177	189
United Airlines, Inc., 4.500%, 4-21-28	250	253
		442
Building Products – 0.3%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	564	563
LBM Acquisition LLC, 0.000%, 12-18-27(N)	250	248
		811
Construction & Engineering – 0.1%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	244	234

Diversified Support Services – 0.1%
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps), 4.750%, 11-2-27	249	251

Industrial Conglomerates – 0.7%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	2,073	2,079

Industrial Machinery – 0.4%
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(C)	1,335	1,340

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(C)	172	172
APCO Holdings, Inc. (ICE LIBOR plus 550 bps), 5.610%, 6-8-25	138	138
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps), 4.094%, 5-1-25	357	359
		669

Security & Alarm Services – 0.3%
Allied Universal Holdco LLC, 4.250%, 5-14-28	250	251
Atlas LuxCo 4 S.a.r.l., 3.750%, 5-14-28(I)	EUR500	593
Garda World Security Corp. (ICE LIBOR plus 425 bps), 4.350%, 10-30-26	$164	165
		1,009
Trucking – 0.1%
Hertz Corp. (The), 0.000%, 6-30-28(N)	250	250

Total Industrials - 2.6%		7,564
Information Technology

Application Software – 1.3%
Applied Systems, Inc. (ICE LIBOR plus 550 bps), 6.250%, 9-19-25	461	469
Greeneden U.S. Holdings II LLC (3-Month EURIBOR plus 425 bps), 4.250%, 12-1-27(I)	EUR499	594
Orion Adviser Solutions, Inc. (ICE LIBOR plus 375 bps), 4.500%, 9-24-27	$249	249
Riverbed Technology, Inc. (1-Month ICE LIBOR plus 600 bps), 7.000%, 12-31-25	992	945
Riverbed Technology, Inc. (7.500% Cash or 4.500% PIK), 7.500%, 12-31-26(K)	2,199	1,740
		3,997
Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.586%, 11-30-25	968	892
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.836%, 11-30-26	470	277
		1,169
Data Processing & Outsourced Services – 0.8%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps), 7.750%, 12-2-28(C)	390	397
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-2-27(C)	367	369
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	711	707
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	789	771
Output Services Group, Inc. (ICE LIBOR plus 425 bps), 4.650%, 3-27-24	242	210
		2,454
Electronic Equipment & Instruments – 0.2%
Verisure Holding AB (3-Month EURIBOR plus 400 bps), 3.500%, 7-14-26(I)	EUR500	592

Internet Services & Infrastructure – 0.2%
Informatica LLC, 7.125%, 2-25-25	$642	658

IT Consulting & Other Services – 0.6%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	1,461	1,467
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	93	93
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 12-1-27	208	208
		1,768
Systems Software – 0.1%
Peraton Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 2-1-28	249	251

Technology Hardware, Storage & Peripherals – 0.1%
Atlas CC Acquisition Corp., 5.000%, 5-25-28	250	251
Delta Topco, Inc. (ICE LIBOR plus 375 bps), 4.500%, 12-1-27	250	251
		502
Total Information Technology - 3.7%		11,391
Materials

Construction Materials – 0.3%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 6.250%, 4-5-24	168	159
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.104%, 5-31-25	936	935
		1,094
Diversified Chemicals – 0.1%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps), 4.750%, 11-24-27	249	250

Metal & Glass Containers – 0.1%
Pretium PKG Holdings, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 11-5-27	318	319

Specialty Chemicals – 0.3%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 4.385%, 8-11-24(C)	340	340
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps), 4.397%, 8-11-24(C)	1	1
INEOS 226 Ltd. (1-Month EURIBOR plus 275 bps), 2.750%, 1-29-26(I)	EUR500	589
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	$89	89
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps), 8.500%, 12-29-28	57	57
		1,076
Total Materials - 0.8%		2,739

Real Estate

Retail REITs – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 7.000%, 1-1-22	812	818

Total Real Estate - 0.3%		818
Utilities

Water Utilities – 0.1%
Dispatch Acquisition Holdings LLC (1-Month ICE LIBOR plus 425 bps), 5.000%, 3-25-28	250	250

Total Utilities - 0.1%		250

TOTAL LOANS – 17.7%		$54,677
(Cost: $55,072)

SHORT-TERM SECURITIES	Shares
Money Market Funds(P) - 4.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(O)	3,284	3,284
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	10,676	10,676
		13,960
TOTAL SHORT-TERM SECURITIES – 4.3%		$13,960
(Cost: $13,960)

TOTAL INVESTMENT SECURITIES – 99.8%		$322,250
(Cost: $282,475)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		563

NET ASSETS – 100.0%		$322,813

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.
(B)	No dividends were paid during the preceding 12 months.
(C)	Securities whose value was determined using significant unobservable inputs.
(D)	Restricted securities. At June 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

EP Energy Corp.	10-6-20	4	$68	$349
Foresight Energy L.P.	6-30-20-9-8-20	31	611	524
New Cotai Participation Corp., Class B	9-29-20	318	2,791	1,009
Pinnacle Agriculture Enterprises LLC	7-17-20	1	106	–
Studio City International Holdings Ltd. ADR	8-5-20	15	227	168
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,368

			$5,218	$3,418

The total value of these securities represented 1.1% of net assets at June 30, 2021.

(E)	All or a portion of securities with an aggregate value of $6,222 are on loan.
(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $76,906 or 23.8% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).
(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(L)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.
(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following forward foreign currency contracts were outstanding at June 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation

British Pound	840	U.S. Dollar	1,168	9-30-21	JPMorgan Securities LLC	$6	$—
Euro	8,722	U.S. Dollar	10,941	9-30-21	JPMorgan Securities LLC	579	—
Canadian Dollar	978	U.S. Dollar	808	9-24-21	Morgan Stanley International	19	—

						$604	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,878	$—		$—
Consumer Discretionary	4,120	—		1,035
Consumer Staples	12,182	—		—
Energy	7,965	993		524
Financials	31,749	—		—
Health Care	16,668	—		—
Industrials	16,169	—		—
Information Technology	15,173	—		—
Materials	5,159	—		—
Real Estate	31,184	—		—
Utilities	11,411	—		—
Total Common Stocks	$156,658	$993		$1,559
Preferred Stocks	3,186	1,377		—
Rights	—	—	*	—
Warrants	9	—		—
Asset-Backed Securities	—	6,150		—
Corporate Debt Securities	—	78,160		—
Mortgage-Backed Securities	—	5,112		—
Other Government Securities	—	409		—
Loans	—	50,199		4,478
Short-Term Securities	13,960	—		—
Total	$173,813	$142,400		$6,037
Forward Foreign Currency Contracts	$—	$604		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-20	$1,889	$3,247

Net realized gain (loss)	(115)	26

Net change in unrealized appreciation (depreciation)	(304)	112

Purchases	-	4,297

Sales	-	(3,393)

Amortization/Accretion of premium/discount	-	(35)

Transfers into Level 3 during the period	89	383

Transfers out of Level 3 during the period	-	(159)

Ending Balance 6-30-21	$1,559	$4,478

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-21	$(420)	$(15)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$1,009	Market comparable approach	Financials Premium	N/A 20.00%
	524	Market comparable approach	Illiquidity discount	30.00%
	26	Market comparable approach	Adjusted EBITDA multiple	7.52x
Loans	4,478	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$282,475

Gross unrealized appreciation	46,417
Gross unrealized depreciation	(6,642)

Net unrealized appreciation	$39,775